PGIM Floating Rate Income ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PGIM Floating Rate Income ETF | No Share Class
Prospectus [Line Items]
Annual Return [Percent]	9.51%	13.67%